CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Current Assets
Cash and Cash Equivalents		$ 82,170	$ 29,889
Accounts Receivable, Net		17,487	28,001
Accounts Receivable, Related Party		583	596
Prepaid Expenses		4,480	4,372
Inventory		20,886	14,843
Voyages in Progress		35,610	37,353
Other Current Assets		2,493	3,125
Total Current Assets		163,709	118,179
Non-Current Assets
Vessels, Net		1,058,049	962,685
Deposits paid for Vessels		82,130	64,000
Goodwill		18,979	18,979
Investment in Nordic American Offshore Ltd		16,550	64,877
Other Non-current Assets		10,487	10,474
Total Non-current Assets		1,186,195	1,121,015
Total Assets		1,349,904	1,239,194
Current Liabilities
Accounts Payable		4,294	4,247
Accrued Voyage Expenses		9,583	7,035
Accrued Liabilities		7,648	9,577
Total Current Liabilities		21,525	20,859
Long-Term Debt	[1]	442,820	324,568
Deferred Compensation Liability		14,510	13,046
Total Non-Current Liabilities		457,330	337,614
Commitment and Contingencies
Shareholders' Equity
Common Stock, Par Value $0.01 per Share 180,000,000 authorized 101,969,666 issued and outstanding at December 31, 2016 and 89,182,001 issued and outstanding at December 31, 2015.		1,020	892
Additional Paid-in Capital		235,050	114,679
Contributed Surplus		640,472	766,122
Accumulated Other Comprehensive Loss		(1,037)	(972)
Accumulated Deficit		(4,456)	0
Total Shareholders' Equity		871,049	880,721
Total Liabilities and Shareholders' Equity		$ 1,349,904	$ 1,239,194

[1]	Long-Term Debt consists of outstanding amounts on the Credit Facility less unamortized deferred financing cost. Outstanding amounts on the Credit Facility were $447,000 and $330,000 as of December 31, 2016 and 2015, respectively. Please see note 2 to these Consolidated Financial Statements describing the effects of the accounting principle change covering the deferred financing cost.